S000001114 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.01%	3.18%	9.57%
S&P 500® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.18%	15.04%	16.99%
CLASS N SHARES
Prospectus [Line Items]
Average Annual Return, Percent		16.19%	10.36%	12.94%
CLASS N SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.21%	4.16%	8.05%
CLASS N SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.01%	6.73%	9.22%
CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent		16.31%	10.53%	13.14%

[1]	The Russell 2000® Growth Index replaced the S&P 500® Growth Index as the Fund's additonal benchmark on December 8, 2025 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund's current strategies.